Schedule I - Condensed Financial Information of Dryships Inc. - Statements of Comprehensive Income (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net loss	$ (198,028)	$ (288,593)	$ (47,286)
Other comprehensive income/ (loss):
Unrealized gain/(loss) on senior notes	0	2,059	(1,350)
Reclassificaton of gain associated with Senior Notes to Consolidated Statement of Operations, net	0	(709)	0
Reclassification of losses on previously designated cash flow hedges to Consolidated Statement of Operations, net	0	22,904	13,088
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations, net	550	549	368
Actuarial gains/(losses)	3,335	(637)	(942)
Other comprehensive income	3,885	24,166	11,164
Comprehensive loss	(194,143)	(264,427)	(36,122)
Dryships Inc.
Net loss	(223,596)	(246,778)	(70,128)
Other comprehensive income/ (loss):
Unrealized gain/(loss) on senior notes	0	2,059	(1,350)
Reclassificaton of gain associated with Senior Notes to Consolidated Statement of Operations, net	0	(709)	0
Reclassification of losses on previously designated cash flow hedges to Consolidated Statement of Operations, net	0	15,261	10,077
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations, net	331	371	281
Actuarial gains/(losses)	2,087	(416)	(716)
Other comprehensive income	2,418	16,566	8,292
Comprehensive loss	$ (221,178)	$ (230,212)	$ (61,836)